CONVERTIBLE NOTES (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of convertible debt

	March 31, 2022	December 31, 2021
8% Unsecured Convertible Note (Curiosity)	$278,000	$278,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 Capital Global Master Fund or “L1”)	–	4,125,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 – Second Tranche)	1,750,000	–
12% Senior Convertible Notes with Original Issuance Discounts (OID Notes)	75,000	75,000
12% Senior Secured Convertible Notes (TDH Secured Notes)	300,143	330,039
12% Senior Secured Convertible Notes (Additional Secured Notes)	56,636	63,099
Loan discounts	(598,165)	(1,550,540)
Total convertible notes, net	1,861,614	3,320,598
Less: current portion of convertible notes, net	(873,896)	(2,604,346)
Convertible notes, net	$987,718	$716,252

Schedule of future debt maturity payments

Remainder of 2022	$1,340,940
2023	1,042,793
2024	76,046
2025 and thereafter	–
Total Convertible notes principal amount payable.	$2,459,779